LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 09, 2026 USD ($)	Jun. 09, 2026 SGD ($)	Dec. 31, 2025 USD ($)
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Nominal interest rate % per annum		7.00%	7.00%
Terms and debt repayment	$ 6,645,747	$ 2,767,916	$ 3,582,514	$ 7,532,289
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2023
Nominal interest rate % per annum	7.75%
Year of maturity	2026
Terms and debt repayment	$ 0			35,911
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan One [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2023
Nominal interest rate % per annum	8.80%
Year of maturity	2026
Terms and debt repayment	$ 7,294			50,376
Guaranteed bank loan One [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan One [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 162,500
Year of origination	2025
Nominal interest rate % per annum	21.00%
Year of maturity	2026
Terms and debt repayment	$ 0			22,641
Financial Institution Loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan One [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 100,000
Year of origination	2025
Nominal interest rate % per annum	59.23%
Year of maturity	2026
Terms and debt repayment	$ 9,493			53,801
Financial Institution Loan One [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan One [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Two [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 150,000
Year of origination	2025
Nominal interest rate % per annum	36.00%
Year of maturity	2026
Terms and debt repayment	$ 0			21,890
Financial Institution Loan Two [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Two [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Three [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 200,000
Year of origination	2025
Nominal interest rate % per annum	36.00%
Year of maturity	2026
Terms and debt repayment	$ 0			77,876
Financial Institution Loan Three [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Three [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Four [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 200,000
Year of origination	2025
Nominal interest rate % per annum	24.06%
Year of maturity	2026
Terms and debt repayment	$ 0			131,875
Financial Institution Loan Four [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Four [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Two [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 400,000
Year of origination	2026
Nominal interest rate % per annum	8.19%
Year of maturity	2030
Terms and debt repayment	$ 283,503			311,502
Guaranteed bank loan Two [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Two [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Six [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 150,000
Year of origination	2026
Nominal interest rate % per annum	37.12%
Year of maturity	2026
Terms and debt repayment	$ 41,008			0
Financial Institution Loan Six [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Six [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan Seven [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 250,000
Year of origination	2026
Nominal interest rate % per annum	33.14%
Year of maturity	2027
Terms and debt repayment	$ 51,248			0
Financial institution loan Seven [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan Seven [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan Eight [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 97,000
Year of origination	2026
Nominal interest rate % per annum	24.00%
Year of maturity	2027
Terms and debt repayment	$ 53,288			0
Financial institution loan Eight [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan Eight [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Nine [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 53,000
Year of origination	2026
Nominal interest rate % per annum	24.00%
Year of maturity	2027
Terms and debt repayment	$ 29,116			0
Financial Institution Loan Nine [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Nine [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Three [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 50,000
Year of origination	2023
Nominal interest rate % per annum	8.25%
Year of maturity	2028
Terms and debt repayment	$ 16,719			20,832
Guaranteed bank loan Three [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Three [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Four [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 100,000
Year of origination	2023
Nominal interest rate % per annum	8.28%
Year of maturity	2028
Terms and debt repayment	$ 32,119			40,389
Guaranteed bank loan Four [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Four [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Five [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 50,000
Year of origination	2023
Nominal interest rate % per annum	10.38%
Year of maturity	2026
Terms and debt repayment	$ 0			6,173
Guaranteed bank loan Five [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Five [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Ten [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 150,000
Year of origination	2025
Nominal interest rate % per annum	10.50%
Year of maturity	2026
Terms and debt repayment	$ 0			20,901
Financial Institution Loan Ten [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Ten [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan Eleven [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 120,000
Year of origination	2026
Nominal interest rate % per annum	11.10%
Year of maturity	2026
Terms and debt repayment	$ 32,805			0
Financial institution loan Eleven [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan Eleven [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Twelve [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 165,000
Year of origination	2026
Nominal interest rate % per annum	42.37%
Year of maturity	2026
Terms and debt repayment	$ 33,833			0
Financial Institution Loan Twelve [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Twelve [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Thirteen [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 100,000
Year of origination	2026
Nominal interest rate % per annum	24.00%
Year of maturity	2027
Terms and debt repayment	$ 51,508			0
Financial Institution Loan Thirteen [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Thirteen [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Six [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 1,000,000
Year of origination	2022
Nominal interest rate % per annum	5.25%
Year of maturity	2027
Terms and debt repayment	$ 0			321,121
Guaranteed bank loan Six [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Six [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Fourteen [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 150,000
Year of origination	2025
Nominal interest rate % per annum	8.25%
Year of maturity	2027
Terms and debt repayment	$ 70,823			196,299
Financial Institution Loan Fourteen [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Fourteen [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Fifteen [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 110,000
Year of origination	2026
Nominal interest rate % per annum	12.25%
Year of maturity	2026
Terms and debt repayment	$ 13,233			0
Financial Institution Loan Fifteen [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Fifteen [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Seventeen [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 80,000
Year of origination	2025
Nominal interest rate % per annum	20.80%
Year of maturity	2026
Terms and debt repayment	$ 0			32,499
Financial Institution Loan Seventeen [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Seventeen [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Eighteen [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 150,000
Year of origination	2025
Nominal interest rate % per annum	14.36%
Year of maturity	2027
Terms and debt repayment	$ 70,823			110,381
Financial Institution Loan Eighteen [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial Institution Loan Eighteen [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Seven [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 70,000
Year of origination	2021
Nominal interest rate % per annum	2.50%
Year of maturity	2026
Terms and debt repayment	$ 0			2,863
Guaranteed bank loan Seven [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Seven [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Eight [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 178,812
Year of origination	2021
Nominal interest rate % per annum	2.70%
Year of maturity	NA
Terms and debt repayment	$ 130,454			122,050
Guaranteed bank loan Eight [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan Eight [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Recourse liability [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount
Year of origination
Year of maturity
Terms and debt repayment	$ 4,378,250			4,423,508
Recourse liability [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Nominal interest rate % per annum	7.00%
Year of maturity
Recourse liability [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Nominal interest rate % per annum	7.70%
Year of maturity
Lease Liabilities [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	Multiple
Principal amount
Year of origination
Year of maturity
Terms and debt repayment	$ 1,340,230			$ 1,529,401
Lease Liabilities [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination	2022
Nominal interest rate % per annum	2.90%
Year of maturity	2026
Lease Liabilities [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination	2026
Nominal interest rate % per annum	10.80%
Year of maturity	2031